Concentrations and Risks (Details Narrtive) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Proceeds from convertible debt	$ 948,000	$ 533,389	$ 1,369,000	$ 2,890,080
Reimbursement on goods and service tax receivable percentage	100.00%		100.00%	100.00%
Lender One [Member]
Proceeds from convertible debt			$ 621,000	$ 1,577,018
Convertible debt, percentage			45.00%	55.00%
Lender Two [Member]
Proceeds from convertible debt			$ 362,000	$ 951,900
Convertible debt, percentage			26.00%	33.00%
Lender Three [Member]
Proceeds from convertible debt			$ 200,000
Convertible debt, percentage			15.00%